Related parties - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related parties [abstract]
Provision for doubtful debts	€ 0.0
Vesting of variable remuneration	11.0	€ 12.0
Other key management personnel benefits	€ 0.4	€ 0.3